Based on a review of reports filed by the Fund's trustees and executive officers, the investment adviser, officers and directors of the investment adviser, affiliated persons of the investment adviser and beneficial holders of 10% or more of the Fund's outstanding shares, and written representations by the Reporting Persons that no year-end reports were required for such persons, the Fund believes all filings required by
Section 16(a) of the Securities Exchange Act of
1934 for the fiscal year ended May 31, 2020 were timely, except that David C. Basile, Peter F.
Borish and Charles I. Clarvit each filed a Form 3 late. Messrs. Basile, Borish and Clarvit have each since corrected such omission by making the necessary filing.